Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	42,291,200	42,291,200
Ordinary shares, shares outstanding	42,291,200	42,291,200
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	100,000,000	100,000,000
Ordinary shares, shares outstanding	100,000,000	100,000,000